Financial instruments and risk management - Currency risk (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables | USD-denominated
Financial instruments and risk management
Net exposure	₽ 6,481
Trade and other receivables | EUR-denominated
Financial instruments and risk management
Net exposure	₽ 794
Currency risk | 10% increase in USD relative to RUB
Sensitivity analysis
Percentage of increase of USD relative to RUB	10.00%	10.00%
Gain (loss) on change in value of foreign currency basis spreads, before tax	₽ 14,713	₽ (62,104)
Currency risk | USD-denominated
Financial instruments and risk management
Net exposure	147,126	621,043
Currency risk | EUR-denominated
Financial instruments and risk management
Net exposure	(6,339)	(3,144)
Currency risk | BYN-denominated
Financial instruments and risk management
Net exposure		(249)
Currency risk | RUB-denominated
Financial instruments and risk management
Net exposure	14,391	9,670
Currency risk | Cash and cash equivalents | USD-denominated
Financial instruments and risk management
Net exposure	173,016	627,824
Currency risk | Cash and cash equivalents | EUR-denominated
Financial instruments and risk management
Net exposure	930	10
Currency risk | Cash and cash equivalents | BYN-denominated
Financial instruments and risk management
Net exposure		4
Currency risk | Cash and cash equivalents | RUB-denominated
Financial instruments and risk management
Net exposure	14,391	9,772
Currency risk | Trade and other payable | USD-denominated
Financial instruments and risk management
Net exposure	(32,371)	(6,781)
Currency risk | Trade and other payable | EUR-denominated
Financial instruments and risk management
Net exposure	₽ (8,063)	(3,154)
Currency risk | Trade and other payable | BYN-denominated
Financial instruments and risk management
Net exposure		(253)
Currency risk | Trade and other payable | RUB-denominated
Financial instruments and risk management
Net exposure		₽ (102)